Trade and Other Payables - Schedule of movement in sales rebates and reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	$ 140,474	$ 55,788	$ 19,478
Current estimate related to the sales made in the current year	956,422	336,102	149,969
Adjustment for prior periods	(4,469)	(11,074)	(4,924)
Credits or payments	(696,464)	(240,342)	(108,734)
Foreign currency translation differences	6,069
Sales rebates and reserves, ending balance	402,032	140,474	55,788
Rebates and chargebacks
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	127,411	49,662	15,398
Current estimate related to the sales made in the current year	824,251	285,863	123,542
Adjustment for prior periods	(6,507)	(10,912)	(4,041)
Credits or payments	(583,779)	(197,202)	(85,237)
Foreign currency translation differences	6,584
Sales rebates and reserves, ending balance	367,960	127,411	49,662
Distribution fees, product returns
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	13,063	6,126	4,079
Current estimate related to the sales made in the current year	132,171	50,239	26,427
Adjustment for prior periods	2,038	(162)	(883)
Credits or payments	(112,685)	(43,140)	(23,497)
Foreign currency translation differences	(515)
Sales rebates and reserves, ending balance	$ 34,072	$ 13,063	$ 6,126